Supplement (Retail, Vanguard New York Tax-Exempt Money Market Fund)	12 Months Ended
Nov. 30, 2010
Retail | Vanguard New York Tax-Exempt Money Market Fund
Supplement Text
Supplement Text:

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Vanguard California Tax-Exempt Money Market Fund

Vanguard New Jersey Tax-Exempt Money Market Fund

Vanguard New York Tax-Exempt Money Market Fund

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Supplement to the Prospectus and Summary Prospectus Dated March 29, 2011

The table under the heading 'Fees and Expenses' is replaced with the following:

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Sales Charge (Load) Imposed on Reinvested Dividends

Redemption Fee None

Account Service Fee (for fund account balances below  $10,000)  $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.14%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.17% 1

1 Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

(c)2011 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributior TAXEMT 062011

Retail | Vanguard New York Tax-Exempt Money Market Fund
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard New York Tax-Exempt Money Market Fund Retail) Vanguard New York Tax-Exempt Money Market Fund (USD $)	Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard New York Tax-Exempt Money Market Fund Retail) Vanguard New York Tax-Exempt Money Market Fund		Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Management Expenses		0.14%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.17%
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Shareholder Fees (Vanguard New York Tax-Exempt Money Market Fund, Vanguard New York Tax-Exempt Money Market Fund - Investor Shares, USD $)	12 Months Ended
Nov. 30, 2010
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard New York Tax-Exempt Money Market Fund, Vanguard New York Tax-Exempt Money Market Fund - Investor Shares)	12 Months Ended
Nov. 30, 2010
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17% [1]

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard New York Tax-Free Funds
Central Index Key	dei_EntityCentralIndexKey	0000788599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2011
Retail | Vanguard New York Tax-Exempt Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 29, 2011
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Vanguard New York Tax-Exempt Money Market Fund | Vanguard New York Tax-Exempt Money Market Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.14%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.17% [1]
[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.